Leases (Details) $ in Thousands	9 Months Ended
	Jun. 30, 2024 USD ($) m²	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)
Leases [Line Items]
Lease covering (in Square Meters) | m²	19,436
Lease security deposit	$ 400
Operating lease liabilities	$ 413	$ 396
Remaining lease term	3 years 1 month 6 days
Weighted average discount rate	15.60%
Right-of-use asset	$ 1,086		$ 1,030
Right-of Use Asset [Member]
Leases [Line Items]
Right-of-use asset	192
Right-of-use asset and lease liability	$ 792
Minimum [Member]
Leases [Line Items]
lease term	2 years 4 months 24 days
Maximum [Member]
Leases [Line Items]
lease term	3 years 2 months 12 days